Debt Obligation (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 3,647,993	$ 3,797,729
Amount due within one year		241,519	242,433
Amounts due beyond one year		3,406,474	3,555,296
TL Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 1,253,383	$ 1,280,037
Weighted average variable interest rate		1.68%	3.29%
Final Maturity		Sep. 30, 2023
TL 2019 Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 153,289	$ 158,371
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TMCL II Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	[1]	$ 653,325	$ 689,658
Weighted average variable interest rate	[1]	1.93%	3.49%
Final Maturity	[1]	Jul. 31, 2026
TMCL V 2017-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 298,479	$ 316,395
Fixed interest rate		3.91%	3.91%
Final Maturity		May 31, 2042
TMCL V 2017-2 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 375,188	$ 395,836
Fixed interest rate		3.73%	3.73%
Final Maturity		Jun. 30, 2042
TMCL VI Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 238,769	$ 249,421
Weighted average variable interest rate		4.30%	4.30%
Final Maturity		Feb. 28, 2038
TMCL VII 2018-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 218,002	$ 227,624
Fixed interest rate		4.13%	4.14%
Final Maturity		Jul. 31, 2043
TMCL VII 2019-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 313,940	$ 327,563
Fixed interest rate		4.02%	4.02%
Final Maturity		Apr. 30, 2044
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 143,618	$ 152,824
Weighted average variable interest rate		2.13%	3.69%
Final Maturity		Dec. 31, 2021

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.